American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

EMERGING MARKETS FUND * GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND * INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL STOCK FUND * LIFE SCIENCES FUND * TECHNOLOGY FUND
(INVESTOR CLASS/INSTITUTIONAL CLASS)

Supplement dated November 30, 2005 * Prospectus dated March 31, 2005

THE FOLLOWING CHANGE IS EFFECTIVE AS OF THE CLOSE OF REGULAR TRADING ON THE NEW
YORK STOCK EXCHANGE ON NOVEMBER 30, 2005. THE FOLLOWING PARAGRAPH IS INSERTED
IMMEDIATELY FOLLOWING THE INSTITUTIONAL CLASS LISTING OF FUNDS ON THE COVER:

    Global Growth is closed to new self-directed retail investors but is available through financial intermediaries. Self-directed retail investors with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

DELETE THE SECOND PARAGRAPH (RAYMOND KONG) UNDER THE HEADING TITLED, EMERGING
MARKETS, ON PAGE 23.

THE FOLLOWING REPLACES THE TWO PARAGRAPHS UNDER THE HEADING TITLED, GLOBAL
GROWTH, ON PAGE 23:

    Keith Creveling

    Mr. Creveling, Vice President and Portfolio Manager, has been a member of the team that manages Global Growth since November 2005. He joined American
    Century in October 1999. He became a portfolio manager in April 2002. He has a bachelor's degree in accounting from Drexel University and an MBA from the
    Stern School of Business, New York University. He is a CFA charterholder.

    Helen O'Donnell

    Ms. O'Donnell, Portfolio Manager, has been a member of the team that manages
    Global Growth since November 2000 when she joined American Century as a senior investment analyst. She became portfolio manager in November 2005.
    She has a bachelor's degree in communications from Fordham University.

THE FOLLOWING PARAGRAPH IS INSERTED AS THE SECOND PARAGRAPH UNDER THE HEADING
TITLED, INTERNATIONAL OPPORTUNITIES, ON PAGE 24:

    Trevor Gurwich

    Mr. Gurwich, Vice President and Portfolio Manager, rejoined the team that manages International Opportunities in August 2005. He previously was a member of the team from June 2001 until January 2004. He joined American
    Century in July 1998 and became a portfolio manager in March 2001. He has a bachelor's degree in international relations from the University of
    Pennsylvania, a bachelor's degree in economics from Wharton School of
    Business and an MBA in finance and investment management from Columbia
    University.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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